Long-Term borrowings - Lease liabilities with respect to the Right-of-Use assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Long-Term borrowings
Lease liabilities with respect to the Right-of-Use assets	$ 50,171	$ 60,740
Office space
Long-Term borrowings
Lease liabilities with respect to the Right-of-Use assets	$ 50,171	$ 60,740